Stockholders’ Equity (Details) - USD ($)				1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Jun. 05, 2025
Stockholders’ Equity [Line Items]
Shares authorized to common stock						200,000,000				200,000,000		200,000,000
Common stock, par value						$ 0.001				$ 0.001		$ 0.001	$ 0.001
Shares authorized to preferred stock						10,000,000				10,000,000		10,000,000	10,000,000
Common stock, shares issued			4,550,500			5,091,391				5,091,391		5,091,391	5,091,391
Aggregate shares				60,000	60,000
Total purchase price amount				$ 120,000	$ 120,000							$ 800,000
Collected amount	$ 150,000
Subscription amount receivable												150,000
Equity financing										$ 3,000,000		$ 3,000,000
Percentage of dividends										8.00%		8.00%
Percentage of public offering price												70.00%
Contributions						10,000	$ 10,000	$ 6,000	$ 10,000			$ 36,000	192,435
Cash contributions													168,435
Distributions													441,211
Kind services										$ 20,000	$ 16,000	$ 36,000	$ 24,000
Shares issued for services (in shares)
Fair value per share				$ 2	$ 2								$ 0.26
Fair value amount													$ 140,632
General and administrative expenses													120,287
Cost of revenue													20,345
Percentage of interest in various joint ventures				40.00%	40.00%
Temporary equity value						120,000				$ 120,000		$ 120,000
Conversion price, percentage										70.00%
Unpaid dividends						25,577				$ 25,577
Dividends preferred stock						55,396				80,875
Dividends paid										15,683
Restricted cash						$ 2,762,575				2,762,575
Interest on escrow receivable										$ 9,575
IPO [Member]
Stockholders’ Equity [Line Items]
Price per share						$ 0.32				$ 0.32
Collab CA Equity Transactions [Member]
Stockholders’ Equity [Line Items]
Contributions										$ 20,000	$ 16,000
Collab CA [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued		4,550,500							4,550,500
Percentage of membership interests		100.00%	100.00%
Series X Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock						5,000				5,000		5,000	5,000
Preferred stock, par value						$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock value			$ 5,000			$ 5				$ 5		$ 5	$ 5
Preferred stock vote										1,000		1,000
Preferred stock, shares issued						5,000				5,000		5,000	5,000
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock												1,250,000	1,250,000	1,250,000
Preferred stock, par value						$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, liquidation par value														$ 4
Preferred stock value						$ 200				$ 200		$ 200
Price per share						$ 4				$ 4		$ 4
Dividends preferred stock										$ 41,260
Preferred stock, shares issued						200,000				200,000		200,000	0
Aggregate liquidation value												$ 800,000	$ 800,000
Series B Preferred Stock [Member] | Previously Reported [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock												1,250,000
Series B Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity [Line Items]
Aggregate shares												200,000
Total purchase price amount												$ 800,000
Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Cumulative dividends accrued										$ 39,615
Redemption value						$ 2,792,615				2,792,615
Aggregate liquidation value						$ 2,753,000				$ 2,753,000
Series C Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity [Line Items]
Aggregate shares										688,250
Total purchase price amount										$ 2,753,000
Conversion Price [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price										90.00%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to common stock												190,000,000
Common stock, par value						$ 0.001				$ 0.001
Common stock, shares issued						190,000,000				190,000,000		4,550,500
Aggregate shares
Total purchase price amount
Contributions
Shares issued for services (in shares)													540,891
Fair value amount													$ 541
Common stock, voting rights										one
Common Stock [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Price per share						$ 4				$ 4
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock						10,000,000				10,000,000		10,000,000
Preferred stock, par value						$ 0.001				$ 0.001
Preferred stock, shares issued												10,000,000
Preferred Stock [Member] | Series X Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock						5,000				5,000
Preferred stock value			$ 5,000
Aggregate shares
Total purchase price amount
Contributions
Fair value amount
Preferred Stock [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock						1,250,000				1,250,000				1,250,000
Preferred stock, liquidation par value														$ 4
Aggregate shares												200,000
Total purchase price amount												$ 200
Contributions
Fair value amount
Preferred Stock [Member] | Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock						1,250,000	1,250,000			1,250,000
Preferred stock, par value							$ 4
Aggregate shares						688,250
Total purchase price amount						$ 2,753,000
Contributions